Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

Pay Versus Performance Table

	Summary		Average Summary Compensation Table Total	Average Compensation Actually Paid to Non-PEOs	Value of initial fixed $100 investment based on:			Adjusted Net Earnings
Year	Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	for Non-PEO Named Executive Officers ($)(3)	Named Executive Officers ($)(4)	F&G Total Shareholder Return ($)(5)	Index Total Shareholder Return ($)(6)	Net Income (in millions) ($)(7)	(ANE) (in millions) ($)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,380,387	5,954,810	3,399,507	2,608,448	104.60	94.94	481	345

(1)	The dollar amount reported in column (b) represents the amount of total compensation reported for Mr. Blunt (our Principal Executive Officer (PEO)) for 2022 in the “Total” column of the Summary Compensation Table above.

(2)	The dollar amount reported in column I represents the amount of “compensation actually paid” to Mr. Blunt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blunt during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Blunt’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	10,380,387	(6,176,211)	1,750,634	5,954,810

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2022.

(b)	The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2022 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of 2022; (iii) for awards that are granted and vest in 2022, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2022, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2022, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2022. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2022	5,633,216	(1,735,057)	41,941	(2,189,466)	–	–	1,750,634

3)	The dollar amount reported in column (d) represents the average of the amounts reported for our named executive officers (NEOs) (other than the PEO) as a group in the “Total” column of the Summary Compensation Table for 2022. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant.

4)	The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the NEOs as a group (other than the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than the PEO) for 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than PEO) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,399,507	(2,328,751)	1,537,692	2,608,448

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2022.

(b)	The average equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in 2022 that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of the 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of 2022; (iii) for awards that are granted and vest in 2022, the average fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2022, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2022, a deduction for the average amount equal to the fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2022. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The average amounts deducted or added in calculating the total average equity award adjustments are as follows

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	2,137,193	(175,597)	4,500	(428,404)	–	–	1,537,692

5.	Represents Cumulative Total Shareholder Return (TSR) based on $100 invested as of market close on December 1, 2022, the first trading day of Company’s common stock, through December 31, 2022. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.	Represents the weighted peer group TSR based on $100 invested as of market close on November 30, 2022 through December 31, 2022, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Life & Health Insurance (ILH) index. For reconciliation with GAAP, please see Annex A, herein.

7.	The dollar amount reported represents the amount of net income reflected in the Company’s audited financial statements for 2022.

8.	In accordance with Item 402(v) of Regulation S-K, we determined adjusted net earnings as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs. For additional information on how adjusted net earnings is calculated and a reconciliation with GAAP, please see Annex A, herein.

Company Selected Measure Name	Adjusted Net Earnings
Named Executive Officers, Footnote
(1)	The dollar amount reported in column (b) represents the amount of total compensation reported for Mr. Blunt (our Principal Executive Officer (PEO)) for 2022 in the “Total” column of the Summary Compensation Table above.

3)	The dollar amount reported in column (d) represents the average of the amounts reported for our named executive officers (NEOs) (other than the PEO) as a group in the “Total” column of the Summary Compensation Table for 2022. The names of each of the NEOs (other than the PEO) included for purposes of calculating the average amount for 2022 are as follows: Wendy Young, John Currier, Scott Cochran, William Foley and John T. Fleurant.

Peer Group Issuers, Footnote
6.	Represents the weighted peer group TSR based on $100 invested as of market close on November 30, 2022 through December 31, 2022, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Life & Health Insurance (ILH) index. For reconciliation with GAAP, please see Annex A, herein.

PEO Total Compensation Amount	$ 10,380,387
PEO Actually Paid Compensation Amount	$ 5,954,810
Adjustment To PEO Compensation, Footnote
(2)	The dollar amount reported in column I represents the amount of “compensation actually paid” to Mr. Blunt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blunt during 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Blunt’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	10,380,387	(6,176,211)	1,750,634	5,954,810

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2022.

(b)	The equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2022 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of 2022; (iii) for awards that are granted and vest in 2022, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2022, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2022, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2022. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The following adjustments were made to total compensation for Mr. Blunt to determine the compensation actually paid:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total ($)
2022	5,633,216	(1,735,057)	41,941	(2,189,466)	–	–	1,750,634

Non-PEO NEO Average Total Compensation Amount	$ 3,399,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,608,448
Adjustment to Non-PEO NEO Compensation Footnote
4)	The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the NEOs as a group (other than the PEO) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (other than the PEO) for 2022. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (other than PEO) for each year to determine the compensation actually paid, using the same methodology described in footnote 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)(a)	Average Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,399,507	(2,328,751)	1,537,692	2,608,448

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2022.

(b)	The average equity award adjustments for 2022 include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in 2022 that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of the 2022 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of 2022; (iii) for awards that are granted and vest in 2022, the average fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2022, the average amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2022, a deduction for the average amount equal to the fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in 2022 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2022. The valuation assumptions used to calculate fair value did not materially differ from those disclosed at the time of grant. The average amounts deducted or added in calculating the total average equity award adjustments are as follows

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	2,137,193	(175,597)	4,500	(428,404)	–	–	1,537,692

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Net Earnings (ANE)
Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

Comparison of Cumulative Total Shareholder Return[1]

Among F&G Annuities & Life, Inc and the S&P 500 Life & Health Insurance Index

[1] $100 invested on 12/1/22 in stock or 11/30/22 in index, including reinvestment of dividends.

Tabular List, Table

Tabular List of Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this proxy statement, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs to the Company’s performance during 2022 are as follows:

●	Adjusted Net Earnings (ANE)(1)

●	Sales(1)

●	Assets under Management (AUM)(1)

Total Shareholder Return Amount	$ 104.6
Peer Group Total Shareholder Return Amount	94.94
Net Income (Loss)	$ 481,000,000
Company Selected Measure Amount	345,000,000
PEO Name	Mr. Blunt
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Net Earnings (ANE)
Non-GAAP Measure Description
8.	In accordance with Item 402(v) of Regulation S-K, we determined adjusted net earnings as the most important financial performance measure (that is not otherwise disclosed in this table) we used to link Compensation Actually Paid to our NEOs. For additional information on how adjusted net earnings is calculated and a reconciliation with GAAP, please see Annex A, herein.

Measure:: 2
Pay vs Performance Disclosure
Name	Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Assets under Management (AUM)
PEO [Member]
Pay vs Performance Disclosure
Equity Awards	$ (6,176,211)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,750,634
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,633,216
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,735,057)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,941
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,189,466)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Equity Awards	(2,328,751)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,537,692
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,137,193
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,597)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,500
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (428,404)